Document and Entity Information	Jul. 15, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000732717
Document Type	8-K
Document Period End Date	Jul. 15, 2021
Entity Registrant Name	AT&T INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(210)
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
Att Inc .2.650 Global Notes Due December 1720215 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.650% Global Notes due December 17, 2021
Trading Symbol	T 21B
Security Exchange Name	NYSE
Att Inc .1.450 Global Notes Due June 120229 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.450% Global Notes due June 1, 2022
Trading Symbol	T 22B
Security Exchange Name	NYSE
Att Inc .2.500 Global Notes Due March 152023 Member 16 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.500% Global Notes due March 15, 2023
Trading Symbol	T 23
Security Exchange Name	NYSE
Att Inc .2.750 Global Notes Due May 192023 Member 20 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.750% Global Notes due May 19, 2023
Trading Symbol	T 23C
Security Exchange Name	NYSE
Att Inc . Floating Rate Global Notes Due September 52023 Member 28 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. Floating Rate Global Notes due September 5, 2023
Trading Symbol	T 23D
Security Exchange Name	NYSE
Att Inc .1.050 Global Notes Due September 5202321 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.050% Global Notes due September 5, 2023
Trading Symbol	T 23E
Security Exchange Name	NYSE
Att Inc .1.300 Global Notes Due September 5202322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.300% Global Notes due September 5, 2023
Trading Symbol	T 23A
Security Exchange Name	NYSE
Att Inc .1.950 Global Notes Due September 15202323 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.950% Global Notes due September 15, 2023
Trading Symbol	T 23F
Security Exchange Name	NYSE
Att Inc .2.400 Global Notes Due March 15202410 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.400% Global Notes due March 15, 2024
Trading Symbol	T 24A
Security Exchange Name	NYSE
Att Inc .3.500 Global Notes Due December 1720251 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.500% Global Notes due December 17, 2025
Trading Symbol	T 25
Security Exchange Name	NYSE
Att Inc .0.250 Global Notes Due March 4202611 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.250% Global Notes due March 4, 2026
Trading Symbol	T 26E
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 52026 Member 30 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
Att Inc .2.900 Global Notes Due December 420262 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
Att Inc .1.600 Global Notes Due May 19202817 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
Att Inc .2.350 Global Notes Due September 5202924 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
Att Inc .4.375 Global Notes Due September 14202925 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due December 1720293 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
Att Inc .0.800 Global Notes Due March 4203012 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
Att Inc .2.050 Global Notes Due May 19203218 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
Att Inc .3.550 Global Notes Due December 1720324 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
Att Inc .5.200 Global Notes Due November 182033 Member 32 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
Att Inc .3.375 Global Notes Due March 15203413 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
Att Inc .2.450 Global Notes Due March 15203514 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
Att Inc .3.150 Global Notes Due September 4203626 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
Att Inc .2.600 Global Notes Due May 19203819 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
Att Inc .1.800 Global Notes Due September 14203929 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
ATT Inc 7000 Global Notes Due April 302040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due June 120436 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
Att Inc .4.875 Global Notes Due June 120447 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
Att Inc .4.000 Global Notes Due June 120498 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
Att Inc .4.250 Global Notes Due March 1205015 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
Att Inc .3.750 Global Notes Due September 1205027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
Att Inc .5.350 Global Notes Due November 1206631 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE
ATT Inc 5625 Global Notes Due August 12067 [Member]
Document And Entity Information [Line Items]
Security 12b Title	AT&T Inc. 5.625% Global Notes due August 1, 2067
Trading Symbol	TBC
Security Exchange Name	NYSE